SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Financial Risk Management
Foreign exchange rate	$ 150,715	$ 27,018